SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENT
SUBSEQUENT EVENT

25. SUBSEQUENT EVENT

2023 Share Incentive Plan

The Company adopted the 2023 Share Incentive Plan, approved and authorized by the board of directors of the Company, effective January 11, 2023. The maximum aggregate number of Class A ordinary shares of the Company available for grant as awards is 10,322,520 under the 2023 Share Incentive Plan.